Acquisitions - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Business Acquisition [Line Items]
Acquisition, total cost of acquired entity				¥ 11,207
Acquisition, cost of acquired entity paid in cash	780	64,875	12,142
Goodwill acquired	352	29,247	1,786	5,357
Acquisition, amount of goodwill adjustment		1,740	3,466
Intangible assets acquired			0	0
Acquisition, adjustment of acquired intangible assets other than goodwill		¥ 140	¥ 201